Oct. 16, 2020
Adaptive Income Fund
Adaptive Income Fund
STARBOARD INVESTMENT TRUST

ADAPTIVE INCOME FUND

Supplement dated October 16, 2020

to the Prospectus dated October 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Adaptive Income Fund (the “Fund”).

Effective immediately, the name of the Fund is changed to “Adaptive Hedged Income Fund.”  All references in the Prospectus to the “Adaptive Income Fund” should be read to refer to the new name.

The section of the Fund’s Prospectus entitled “Fund Summary - Adaptive Income Fund – Principal Investment Strategies” is replaced in its entirety with the following:

The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in fixed income securities based upon institutional research. These investments may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield-high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, real estate investment trusts, preferred securities, global debt securities, and dividend paying equity investments. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.

The Fund may invest in fixed income securities of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”), bonds of issuers in default, and unrated bonds. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which a passive ETF follows its index). The dividend paying equity Portfolio Funds are selected based on dividend yield, and diversification.  When the Advisor’s model indicates a negative market trend, the Fund may utilize defensive investments, including ETFs that invest in treasury bonds, exchange traded notes (“ETNs”) and leverage and inverse ETFs to hedge the Fund’s portfolio. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and higher taxes. The Fund may invest up to 15% of its net assets in illiquid investments.

The below risk is added to the section of the Fund’s Prospectus entitled “Fund Summary-Adaptive Income Fund – Principal Risks of Investing in the Fund:”

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Investors Should Retain This Supplement for Future Reference